                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                                   PROSPECTUS
                               DATED JULY 31, 2006

                  The date of this Supplement is April 25, 2007

     The  references  to  PricewaterhouseCoopers  LLP  in the  section  entitled
"Counsel,  Independent  Registered Public Accounting Firm and Service Providers"
and on the back cover of the Prospectus are hereby deleted and replaced with the following to reflect a change in the Independent  Registered  Public  Accounting
Firm for the Funds:

     KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601-5212

    Please retain this Supplement with your Prospectus for future reference.

                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2006

                  The date of this Supplement is April 25, 2007

The section entitled "Independent  Registered Public Accounting Firm" is deleted and  replaced  with  the  following  to  reflect  a  change  in the  Independent
Registered Public Accounting Firm for the Funds:

KPMG LLP, 303 East Wacker Drive,  Chicago,  Illinois  60601-5212,  serves as the
Funds'  independent  registered  public  accounting firm, whose services include audit of the Funds'  financial  statements and the  performance of other related audit and tax services.

   Please retain this Supplement with your Statement of Additional Information for future reference.